Segment Information (Details)	12 Months Ended
	Dec. 31, 2024	May 26, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)
Segment Information [Line Items]
Number of business segments	4
Number of reportable segments	4
PRC [Member]
Segment Information [Line Items]
Number of reportable segments	3
Yinhua [Member]
Segment Information [Line Items]
Goodwill				$ 5,364,709
Feipeng BVI [Member]
Segment Information [Line Items]
Goodwill			$ 13,715,130
Alliance BVI [Member]
Segment Information [Line Items]
Goodwill		$ 22,029,753